POST-EMPLOYMENT BENEFITS	12 Months Ended
Dec. 31, 2021
POST-EMPLOYMENT BENEFITS
POST-EMPLOYMENT BENEFITS

NOTE 32 – POST-EMPLOYMENT BENEFITS

Eletrobras and its subsidiaries sponsor pension plans for its employees, as well as health care plans and post-employment life insurance in certain cases. These benefits are classified as Defined Benefits (BD) and Defined Contribution (CD), Variable Contribution (CV) and Balanced Plan.

Due to the Company’s decentralized structure, each segment sponsors its own employee benefits package. In general, the Eletrobras Companies offer their current and future retirees and their dependents benefits such as social security, health care and post-employment life insurance, as shown in the following table:

Types of post-employment benefits sponsored by Eletrobras companies
	Social security plans			Other post-employment benefits
Company	BD Plan	Balanced Plan	CD Plan	Life insurance	Health plan
Eletrobras	X		X		X
CGT Eletrosul	X		X		X
Chesf	X	X	X
Eletronorte	X		X	X	X
Eletronuclear	X		X		X
Furnas	X		X		X

The pension benefit plan normally exposes the Company to actuarial risks, such as investment risk, interest rate risk, longevity risk and salary risk.

●	Investment risk: The present value of the liability of the defined benefit pension plan is calculated using a discount rate determined by virtue of the remuneration of high-quality private bonds; if the return on the plan’s assets is below this rate, there will be a deficit in the plan. Currently, the plan has a relatively balanced investment in stocks, debt instruments and real estate. Due to the long-term nature of the plan’s liabilities, the board of the pension fund considers appropriate that a reasonable portion of the plan’s assets should be invested in shares and real estate to leverage the return generated by the fund;
●	Interest rate risk: A reduction in the interest rate on the securities will increase the plan’s liabilities. However, this will be partially offset by an increase in the return on the plan’s debt securities;
●	Longevity risk: The present value of the liability of the defined benefit plan is calculated by referencing the best estimate of the plan’s participants’ mortality during and after their stay at work. An increase in life expectancy of plan participants will increase the plan’s liabilities; and
●	Salary risk: The present value of the defined benefit plan liability is calculated by referencing the future salaries of the plan participants. Therefore, an increase in wages of the plan participants will increase the plan liabilities.

The tables below show the conciliation of the present value of the defined benefit obligations and the fair value of the assets with the amounts recorded in the balance sheet for social security benefits and for other post-employment benefits. The consolidated results are shown below.

Post-employment benefit obligations - amounts recognized in the balance sheet:

	2021	2020
Social security plan benefits	5,839,349	6,791,370
Health and life insurance plans	245,457	225,471
Total post-employment benefit liabilities	6,084,806	7,016,841

Current	233,304	192,209
Non-current	5,851,502	6,824,632
	6,084,806	7,016,841

a)Conciliation of pension plan liabilities and other benefits:

Social security plan benefits - Amounts recognized in the balance sheet and income statement for the year:

	2021	2020
Present value of actuarial obligations partially or totally hedged	32,654,956	37,523,363
Fair value of plan assets	(27,983,826)	(31,394,339)
Asset ceiling	1,168,219	662,346
Net Liabilities / (Assets)	5,839,349	6,791,370

Net current service cost	72,507	80,782
Net interest cost	381,672	323,488
Actuarial expense / (revenue) recognized in the fiscal year	454,179	404,270

Health and life insurance plans - Amounts recognized in the balance sheet and income statement for the year:

	2021	2020
Present value of actuarial obligations partially or totally hedged	245,457	225,471
Net Liabilities / (Assets)	245,457	225,471

Net current service cost	5,214	3,679
Net interest cost	14,467	9,651
Actuarial expense / (revenue) recognized in the year	19,681	13,330

b)Disclosure of Defined Pension Benefits

Consolidated results of defined pension benefits - reconciliation of the present value of defined benefit obligations

Defined pension benefit plans - Change in present value of actuarial obligations:

	2021	2020
Value of actuarial obligations at the beginning of the year	37,523,363	33,303,765
Current service cost	72,507	80,782
Interest on actuarial obligation	2,438,460	2,275,724
Benefits paid in the year	(2,554,573)	(2,310,773)
Standard Participant Contributions	33,707	38,280
Effect related to migration of plans	(90,972)	—
(Gain)/loss on actuarial obligations arising from remeasurement	(4,767,536)	4,135,585
Actuarial losses arising from changes in financial assumptions	(8,481,160)	3,491,997
Actuarial losses/(gains) arising from experience adjustments	3,713,625	643,588
Present value of actuarial obligations at the end of the year	32,654,956	37,523,363

Consolidated results of defined social security benefits - reconciliation of the fair value of plan assets

Defined pension benefit plans - Changes and composition of the fair value of assets:

	2021	2020
Fair value of assets at the beginning of the year	31,394,339	29,687,699
Benefits paid during the year	(2,554,573)	(2,310,773)
Participant contributions disbursed during the year	33,707	38,280
Employee contributions disbursed during the year	294,489	245,127
Expected return on assets for the year	2,040,363	2,016,536
Gain (loss) on plan assets (excluding interest income)	(3,224,499)	1,717,470
Fair value of assets at the end of the year	27,983,826	31,394,339

Effective return on assets for the year	(1,184,136)	3,734,006

Consolidated results of defined social security benefits, health plans and life insurance - Amounts recognized in Other Comprehensive Results:

	2021	2020
Actuarial gains (losses) recognized in OCI in the fiscal year - Social security benefit plans, health plans and life insurance	1,154,355	(2,304,304)

c)Disclosure of health plans and life insurance

Consolidated results of other post-employment benefits - reconciliation of present value of defined benefit obligations

Health plans and life insurance - Changes in present value of actuarial obligations:

	2021	2020
Amount of actuarial obligations at the beginning of the year	225,471	196,181
Current service cost	5,214	3,679
Interest on actuarial obligation	14,467	9,651
Benefits paid in the year	(22,085)	(46,586)
Derecognition of benefit	(26,005)	(29,248)
Effect related to migration of plans	52,662	—
Loss on actuarial obligations arising from remeasurement	(4,267)	91,794
Actuarial losses arising from changes in demographic assumptions	146,397	80,593
Actuarial losses arising from changes in financial assumptions	(111,260)	743
Actuarial losses resulting from experience adjustments	(39,404)	10,458
Present value of actuarial obligations at the end of the year	245,457	225,471

d)Actuarial and Economic Assumptions

The actuarial assumptions presented below were used to determine the defined benefit obligation and the expense for the year.

Economic Hypotheses
	2021	2020
Annual effective discount interest rate	2.87% to 5.47%	2.69% to 3.80%
Projection of average wage increase	1.00% to 2.01%	0.25% to 2.01%
Annual average inflation rate	4.00%	3.27%
Expected return on plan assets (i)	3.27%	3.27%

(i) represents the maximum and minimum rates of return on plan assets.

Demographic Assumptions
	2021	2020
Turnover rate	Null; 0% p.a.; Ex-Nucleos 2018	0% p.a; Ex-Nucleos 2018; Zero turnover table
Table of active and inactive mortality	AT-2000 segregated by gender and downsized by 10%; Women’s AT-2000 (aggravated by 15%); AT-2000 segregated by sex; AT-2000 Basic segregated by sex; Man’s AT-2000	AT-2000 (segregated by sex) downsized by 10%; AT-2000 (segregated by sex) downsized by 15%; Women’s AT-83 Basic (downsized by 10%); AT-2000 Basic downsized by 5% and segregated by sex; Men’s AT-2000
Table of mortality of disabled persons	RRB-1983; AT- 49 Relieved in 2 years; AT-49 Basic segregated by sex; MI-2006 segregated by sex and downsized by 10%; MI 85 by sex; AT-83 (IAM) Male	RRB-1983; AT-49 segregated by sex; AT-49 Relieved in 2 years Male; MI-2006 (segregated by sex) downsized by 10%; AT-83 IAM (male)
Table of disability	LIGHT (Weak); Álvaro Vindas downsized by 50%; Álvaro Vindas; TASA 1927; TASA 1927 aggravated by 20%; LIGHT (Average)	LIGHT; ALVARO VINDAS (downsized by 50%); Álvaro Vindas; TASA 1927; ALVARO VINDAS (50% off); LIGHT (AVERAGE)

The definition of the overall rate of return on the plan’s assets considered the market practice of Federal Government bonds, according to criteria recommended by national and international standards, for terms similar to the flow of obligations under the benefits program, in the so-called Duration concept.

The expected global rate of return corresponds to the weighted average of the expected returns of the various categories of plan assets. Management’s assessment of the expected return is based on the historical return trends and market analysts’ forecasts for the asset over the life of the respective obligation. The current return on BD plan assets on December 31, 2021 was negative R$ 1,184,136 (positive R$ 3,734,006 in 2020) in the company.

e)Employers’ contributions

As of December 31, 2021, the contributions made by the Company for the constitution of mathematical provisions for benefits under the CD Plan reached R$ 12,495 (R$ 2,756 in 2020).

As of December 31, 2021, the contributions made by the Company, for the constitution of the mathematical provisions for benefits of the BD Plan, reached R$ 281,994 (R$ 242,370 in 2020).

The Company expects to contribute R$ 2,246,956 to the defined benefit plan during the next year.

The weighted average duration of the defined benefit obligation for the Company is 64 years.

Analysis of expected maturities of undiscounted benefits from post-employment defined benefit plans for the next 10 years is as follows:

Social Security Program	2022	2023	2024	2025	2026	After 2026	Total
As of December 31, 2021	2,227,379	2,087,182	2,173,124	2,036,627	4,045,226	20,085,418	32,654,956

f)The significant actuarial assumptions for determining the obligation of defined benefit plans are discount rate, expected salary increase and mortality. The sensitivity analysis below was determined based on reasonably possible changes in the respective assumptions that occurred at the end of the reporting period, keeping all other assumptions constant.

●	If the expected salary growth on the obligations increased or decreased by 1%, the defined benefit obligation would have a decrease of R$ 2,820,978 or have an increase of R$ 2,359,615, respectively; and
●	If the expectation of wage growth on bonds increased or decreased by 1%, the defined benefit obligation would have an increase of R$ 258,063 or would have a reduction of R$ 227,180, respectively.

The sensitivity analysis presented may not be representative of the actual change in the defined benefit obligation, since the change is not likely to occur in isolated assumptions, considering that some of the assumptions may be correlated.

In addition, in the presentation of the sensitivity analysis, the present value of the defined benefit obligation was calculated using the projected credit unit method at the end of the reporting period, which is the same as that applied in the calculation of the defined benefit obligation liability recognized in the balance sheet.

There was no change in relation to previous exercises in the methods and assumptions used in the preparation of the sensitivity analysis.

g)Amounts included in the fair value of plan assets

Fair values of equity and debt instruments are determined based on market prices quoted in active markets, while fair values of real estate investments are not based on market prices quoted in active markets.

Asset Category	2021	2020
Assets Immediately Available	1,189	1,176
Realizable Assets	504,955	788,598
Fixed Income Investments	27,222,524	30,197,616
Variable Income Investments	6,366,796	7,570,489
Real Estate Investments	872,022	1,019,850
Structured Investments	1,957,898	1,019,744
Loans and Financing	779,374	867,657
Investment abroad	429,010	—
Other	32,038	17,819
Collective risk benefit fund	—	22,201
(-) Assets of defined contribution plans	(9,107,431)	(9,005,558)
(-) Operating liabilities	(176,735)	(146,169)
(-) Contingent liabilities	(178,198)	(247,337)
(-) Investment Funds	(207,267)	(202,366)
(-) Administrative Funds	(399,858)	(387,349)
(-) Social Security Funds	(112,491)	(122,032)
Total assets	27,983,826	31,394,339

Accounting policy

Retirement obligations

Eletrobras and its subsidiaries sponsor pension plans, which are generally financed by payments to these pension funds, determined by periodic actuarial calculations. The Company has defined benefit plans, as well as defined and variable contributions. In defined contribution plans, the Company makes fixed contributions to a separate entity. In addition, it has no legal or constructive obligations to make contributions, if the fund does not have sufficient assets to pay, to all employees, the benefits related to services provided in current and previous years linked to this type of plan. A defined benefit plan is different from a defined contribution plan, since, in such defined benefit plans, a retirement benefit amount is established for an employee to receive upon retirement, usually dependent on one or more factors, such as age , time of service and remuneration. In this type of plan, the Company has the obligation to honor the commitment assumed, in case the fund does not have enough assets to pay, to all employees, the benefits related to the services provided in the current and previous years linked to this type of plan.

The liability recognized in the Balance Sheet, in relation to the defined benefit plans, is the present value of the defined benefit obligation at the balance sheet date, less the fair value of the plan assets. The defined benefit obligation is calculated annually by independent actuaries, using the projected unit credit method. The present value of the defined benefit obligation is determined by discounting estimated future cash outflows. The interest rates used in this discount are consistent with market securities, which are denominated in the currency in which the benefits will be paid, and which have maturity terms close to those of the respective pension plan obligation.

Actuarial gains and losses are substantially the result of adjustments, changes in actuarial assumptions and income from plan assets, and are debited or credited to Other Comprehensive Income.

Past service costs are immediately recognized in the income statement when a plan change occurs.

With respect to defined contribution plans, the Company pays contributions on a mandatory, contractual or voluntary basis. The Company has no additional payment obligations after the contribution is made. Contributions are recognized as an employee benefit expense, when due. Contributions made in advance are recognized as assets to the extent that a cash refund or a reduction in future payments is available.

Other post-employment obligations

Some of the Company’s companies offer post-retirement health care benefits to their employees, in addition to life insurance for active and inactive employees. The right to these benefits is generally subject to the employee remaining in the job until retirement age and the completion of a minimum period of service, or their disability as an active employee.

The expected costs of these benefits are accumulated during the period of employment, using the same accounting methodology that is used for defined benefit pension plans. Actuarial gains and losses, arising from adjustments based on experience and changes in actuarial assumptions, are debited or credited to Other Comprehensive Income over the expected remaining service period of employees. These obligations are assessed annually by qualified independent actuaries.

Termination Benefits

Termination benefits are payable when the employment relationship is terminated by the Company before the normal retirement date, or whenever an employee accepts voluntary dismissal in exchange for these benefits. Eletrobras and its subsidiaries recognize the termination benefits on the first of the following dates: (i) when are no longer able to withdraw the offer of these benefits; and (ii) when the entity recognizes restructuring costs that are within the scope of IAS 37 and involve the payment of termination benefits. In the case of an offer made to encourage voluntary dismissal, termination benefits are measured based on the number of employees who are expected to accept the offer. Benefits that expire after 12 months from the balance sheet date are discounted to present value.